Share-based payments - Long-Term Incentive Plan (LTIP) - Inputs used in the measurement of the fair value at grant date (Details)	Apr. 01, 2023 Y € / shares	Apr. 01, 2023 Y $ / shares	Apr. 01, 2022 € / shares	Apr. 01, 2022 $ / shares	Mar. 01, 2022 Y € / shares	Jan. 01, 2022 Y € / shares	Jan. 01, 2022 Y $ / shares	Aug. 01, 2021 € / shares	Aug. 01, 2021 $ / shares
Share-based payments
Exercise price						€ 30.67
Expected life (years) | Y					2.33
LTIP Stock Options
Share-based payments
Weighted average fair value per option					€ 4.86
Weighted average share price					15.07
Exercise price					€ 18.37
LTIP Stock Options | Minimum
Share-based payments
Expected volatility (%)					73.87%
Risk-free interest rate (%)					2.34%
LTIP Stock Options | Maximum
Share-based payments
Expected volatility (%)					86.09%
Risk-free interest rate (%)					3.21%
LTIP Stock Options | Key employees
Share-based payments
Weighted average fair value per option			€ 6.81			14.31
Weighted average share price			17.45			€ 30.67
Exercise price | (per share)			€ 17.45	$ 19.28			$ 34.87
Expected volatility (%)			50.91%	50.91%		72.17%	72.17%
Expected life (years)			2.16	2.16		2.16	2.16
Risk-free interest rate (%)			2.67%	2.67%
LTIP Stock Options | Key employees | Minimum
Share-based payments
Risk-free interest rate (%)						0.40%	0.40%
LTIP Stock Options | Key employees | Maximum
Share-based payments
Risk-free interest rate (%)						1.15%	1.15%
LTIP Stock Options | Chief Development Officer
Share-based payments
Weighted average fair value per option								€ 1.78
Weighted average share price								3.5
Exercise price | (per share)								€ 3.5	$ 3.8
Expected volatility (%)								65.00%	65.00%
Expected life (years)								3.45	3.45
LTIP Stock Options | Chief Development Officer | Minimum
Share-based payments
Risk-free interest rate (%)								4.56%	4.56%
Former Chief Executive Officer Grant
Share-based payments
Weighted average fair value per option	€ 3.55
Weighted average share price	6.12
Exercise price | (per share)	€ 6.12	$ 6.66
Expected volatility (%)	75.00%	75.00%
Expected life (years) | Y	3.39	3.39
Risk-free interest rate (%)	3.70%	3.70%